Accrued and Other Liabilities - Accrued and Other Liabilities (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Payables and Accruals [Abstract]
Deferred revenue	€ 1,268,633		€ 939,358
Costs to be paid	411,725		440,010
Down payments from customers	647,317		821,959
Personnel related items	301,075		247,246
Derivative financial instruments	67,755		11,652
Standard warranty reserve	41,508		27,475		21,626
Other	21,441		12,324
Accrued and other liabilities	2,759,454		2,500,024
Less: non-current portion of accrued and other liabilities	411,655	[1]	283,142	[1]
Current portion of accrued and other liabilities	€ 2,347,799		€ 2,216,882

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferrals with respect to services.